Accounts and Bills Receivable (Tables)	12 Months Ended
Mar. 31, 2013
Text Block [Abstract]
Summary of Accounts and Bills Receivable

	March 31, 2013	March 31, 2012
	US$	US$
Accounts receivable	9,673,986	13,318,143
Bills receivable	10,039,622	16,954,919

Accounts and bills receivable	19,713,608	30,273,062

Schedule of Allowance for Doubtful Accounts

	Fiscal years ended
	March 31, 2013	March 31, 2012	March 31, 2011
	US$	US$	US$
Allowance for doubtful accounts:
Balance at beginning of fiscal year	—	768	115,024
Additions	—	—	768
Amount written-off as uncollectible during the fiscal year	—	(768)	(115,024)

Balance at end of fiscal year	—	—	768